Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Property and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Property and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Property and Equipment, Useful Life	Shorter of 3 years or lease term
Automobile [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Property and Equipment, Useful Life	5 years